T. ROWE PRICE New Era Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.8%
AGRICULTURE  1.4%
Agricultural Products  0.7%
Corteva  246,700 15,525
15,525
Fertilizers & Agricultural Chemicals  0.7%
CF Industries Holdings  30,373 2,374
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $11,341 (1)(2)(3) 614,225 2,150
Mosaic  435,300 11,757
16,281
Total Agriculture 31,806
CHEMICALS  10.7%
Diversified Chemicals  1.1%
BASF (EUR)  404,525 20,278
DuPont de Nemours  92,300 6,893
27,171
Industrial Gases  4.8%
Air Liquide (EUR)  193,052 36,669
Linde  147,093 68,493
Nippon Sanso Holdings (JPY)  258,100 7,829
112,991
Specialty Chemicals  4.8%
Akzo Nobel (EUR)  177,594 10,937
International Flavors & Fragrances  203,292 15,778
PPG Industries  71,600 7,829
RPM International  126,357 14,617
Sherwin-Williams  98,215 34,296
Shin-Etsu Chemical (JPY)  823,700 23,504
Syensqo (EUR)  119,205 8,135
115,096
Total Chemicals 255,258
COMMODITY INDUSTRIALS  5.1%
Construction & Engineering  0.3%
SPIE (EUR)  153,486 6,567
6,567
Construction & Farm Machinery & Heavy Trucks  1.5%
AGCO  120,500 11,154
KION Group (EUR)  324,036 13,589

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Kubota (JPY)  969,200 11,977
36,720
Construction Materials  2.4%
Heidelberg Materials (EUR)  112,866 19,455
Holcim (CHF)  235,906 25,387
Knife River  74,100 6,684
Vulcan Materials  20,054 4,679
56,205
Industrial Machinery  0.9%
Interpump Group (EUR)  233,269 8,331
Stanley Black & Decker  153,637 11,812
20,143
Total Commodity Industrials 119,635
ENERGY SERVICES & PROCESSORS  23.5%
Oil & Gas Equipment & Services  7.1%
Atlas Energy Solutions (4) 497,794 8,881
Baker Hughes  760,169 33,409
Energy Reservoir Holdings, Class A-1, Acquisition Date:
4/30/19, Cost $10,109 (1)(2)(3)(5) 10,108,939 5,459
Expro Group Holdings (3) 830,078 8,251
Flowco Holdings, Class A (3) 146,317 3,753
Kodiak Gas Services  322,503 12,029
Schlumberger  1,162,165 48,579
TechnipFMC  792,069 25,101
Tenaris, ADR  341,502 13,356
Weatherford International  194,700 10,426
169,244
Oil & Gas Refining & Marketing  5.8%
HF Sinclair  327,200 10,758
Marathon Petroleum  312,232 45,489
Phillips 66  330,365 40,794
Valero Energy  311,296 41,113
138,154
Oil & Gas Storage & Transportation  10.2%
Enbridge  1,150,492 50,978
Kinder Morgan  500,596 14,282
ONEOK  425,500 42,218
South Bow (CAD) (4) 622,500 15,902
Targa Resources  243,649 48,844
Williams  1,183,900 70,750
242,974

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Semiconductor Equipment  0.4%
Entegris  114,900 10,051
10,051
Total Energy Services & Processors 560,423
EXPLORATION & PRODUCTION  16.5%
U.S. Mixed Exploration & Production  4.6%
EQT  566,187 30,251
Expand Energy  244,171 27,181
Range Resources  478,252 19,097
Texas Pacific Land  11,400 15,105
Viper Energy  416,203 18,792
110,426
U.S. Oil & Gas Exploration & Production  2.0%
Canadian Natural Resources (CAD)  1,541,466 47,431
47,431
U.S. Oil Exploration & Production  9.9%
ConocoPhillips  860,643 90,385
Diamondback Energy  145,227 23,219
EOG Resources  457,911 58,722
Hess  176,014 28,115
Ovintiv  437,300 18,716
Permian Resources  1,234,631 17,100
236,257
Total Exploration & Production 394,114
INTEGRATEDS  19.5%
Integrated Oil & Gas  19.5%
BP (GBP)  3,285,424 18,436
Chevron  553,617 92,614
Exxon Mobil  989,776 117,714
Galp Energia (EUR)  1,432,521 25,098
Shell (GBP)  2,837,848 103,298
Suncor Energy (CAD)  1,036,122 40,119
TotalEnergies (EUR)  1,011,201 65,155
Total Integrateds 462,435
METALS & MINING  13.0%
Coal & Consumable Fuels  1.8%
Cameco  499,884 20,575
Uranium Energy (3) 1,842,400 8,807
Warrior Met Coal  261,300 12,469
41,851

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Diversified Metals & Mining  7.4%
Alcoa  123,670 3,772
Anglo American (GBP)  309,012 8,661
BHP Group (AUD)  801,447 19,446
Champion Iron (AUD)  3,420,911 10,457
First Quantum Minerals (CAD) (3) 698,500 9,392
Freeport-McMoRan  753,018 28,509
Glencore (GBP)  4,156,078 15,212
Ivanhoe Electric (3) 1,049,581 6,098
Ivanhoe Mines, Class A (CAD) (3)(4) 659,334 5,599
MP Materials (3)(4) 424,200 10,355
Southern Copper  105,438 9,854
Steel Dynamics  144,400 18,062
Teck Resources, Class B  424,825 15,476
United States Steel  337,200 14,250
175,143
Precious Metals & Minerals  3.8%
Agnico Eagle Mines  162,420 17,608
Alamos Gold, Class A  884,400 23,649
Artemis Gold (CAD) (3) 526,800 6,263
Franco-Nevada (CAD) (4) 132,745 20,878
Osisko Gold Royalties (CAD) (4) 809,500 17,084
Skeena Resources (CAD) (3) 566,300 5,710
91,192
Total Metals & Mining 308,186
OTHER  3.2%
Paper & Forest Products  3.2%
International Paper  317,889 16,959
Louisiana-Pacific  134,600 12,381
Packaging Corp. of America  47,908 9,487
Stora Enso, Class R (EUR)  1,308,587 12,401
UPM-Kymmene (EUR)  236,446 6,343
West Fraser Timber (CAD)  231,999 17,819
Total Other 75,390
UTILITIES  3.6%
Electric Utilities  2.1%
Constellation Energy  48,100 9,699
NextEra Energy  321,179 22,768
Southern  198,502 18,252
50,719

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Independent Power Producers & Energy Traders  0.3%
NRG Energy  80,000 7,637
7,637
Multi-Utilities  1.2%
Ameren  97,337 9,773
National Grid (GBP)  1,406,743 18,350
28,123
Total Utilities 86,479
Total Miscellaneous Common Stocks  0.3% (6) 5,820
Total Common Stocks (Cost $1,792,593) 2,299,546
CONVERTIBLE PREFERRED STOCKS  2.8%
AGRICULTURE  0.0%
Fertilizers & Agricultural Chemicals  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $31 (1)(2)(3) 1,667 6
Total Agriculture 6
COMMODITY INDUSTRIALS  0.2%
Electrical Components & Equipment  0.2%
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $1,716 (1)(2)(3) 1,796,201 2,335
Tonian Holdings, Series A, Voting Units, Acquisition Date:
1/15/21, Cost $2,413 (1)(2)(3) 2,526,018 3,284
Total Commodity Industrials 5,619
ENERGY SERVICES & PROCESSORS  0.3%
Renewable Electricty  0.3%
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $6,086 (1)(2)(3) 251,671 6,086
Total Energy Services & Processors 6,086
METALS & MINING  2.3%
Diversified Metals & Mining  2.3%
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $4,843 (1)(2)(3) 83,662 8,894
Jetti Holdings, Series D, Acquisition Date: 9/20/22,
Cost $11,506 (1)(2)(3) 86,580 11,506
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $7,697 (1)(2)(3) 280,805 23,855
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $2,262 (1)(2)(3) 52,878 4,492

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $7,899 (1)(2)(3) 601,655 5,590
Total Metals & Mining 54,336
Total Convertible Preferred Stocks (Cost $44,453) 66,047
PREFERRED STOCKS  0.0%
ENERGY SERVICES & PROCESSORS  0.0%
Oil & Gas Equipment & Services  0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date:
11/30/22, Cost $235 (1)(2)(3)(5) 234,367 267
Total Energy Services & Processors 267
Total Preferred Stocks (Cost $235) 267
SHORT-TERM INVESTMENTS  0.1%
Money Market Funds  0.1%
T. Rowe Price Government Reserve Fund, 4.39% (7)(8) 2,638,257 2,638
Total Short-Term Investments (Cost $2,638) 2,638
SECURITIES LENDING COLLATERAL  1.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 4.39% (7)(8) 22,307,869 22,308
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 22,308

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.39% (7)(8) 4,539,605 4,539
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 4,539
Total Securities Lending Collateral (Cost $26,847) 26,847
Total Investments in Securities  100.8%
(Cost $1,866,766) $ 2,395,345
Other Assets Less Liabilities (0.8)% (18,949)
Net Assets 100.0% $ 2,376,396
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $73,924 and represents 3.1% of net assets.
(2) Level 3 in fair value hierarchy.
(3) Non-income producing
(4) All or a portion of this security is on loan at March 31, 2025.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
(8) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
JPY Japanese Yen

T. ROWE PRICE New Era Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.39% $ — $ — $ 97++
Totals $ —# $ — $ 97+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government
Reserve Fund, 4.39% $ 65,857  ¤  ¤ $ 29,485
Total $ 29,485^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $97 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $29,485.

T. ROWE PRICE New Era Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Era Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New Era Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE New Era Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE New Era Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2025, totaled $0 for the period ended March 31, 2025.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,610,224 $ 681,713 $ 7,609 $ 2,299,546
Convertible Preferred Stocks — — 66,047 66,047
Preferred Stocks — — 267 267
Short-Term Investments 2,638 — — 2,638
Securities Lending Collateral 26,847 — — 26,847
Total $ 1,639,709 $ 681,713 $ 73,923 $ 2,395,345
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Ending
Balance
3/31/25
Investment in Securities
Common Stocks $ 7,609 $ — $ 7,609
Convertible Preferred Stocks 66,047 — 66,047
Preferred Stocks 267 — 267
Total $ 73,923 $ — $ 73,923

T. ROWE PRICE New Era Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 7,609 Market
comparable
Enterprise
value to sales
multiple
1.4x
– 2.5x
1.7x Increase
Enterprise
value to gross
profit multiple
6.4x 6.4x Increase
Enterprise
value to
EBITDA
multiple
7.8x 7.8x Increase
Discount for
dilution
43% 43% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 66,047 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainity
20% 20% Decrease
Market
comparable
Enterprise
value to sales
multiple
2.5x 2.5x Increase
Enterprise
value to gross
profit multiple
6.4x 6.4x Increase
Enterprise
value to
EBITDA
multiple
11.3x 11.3x Increase
Discount for
dilution
43% 43% Decrease
Discount rate
for cost of
capital
25% 25% Decrease

T. ROWE PRICE New Era Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease
Preferred
Stocks
$ 267 Recent
comparable
transaction
price(s)
Discount for
uncertainty
5% 5% Decrease

T. ROWE PRICE New Era Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F41-054Q1 03/25